Summary of Non-cash Operating, Investing and Financing Activities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Non-cash Operating, Investing and Financing Activities [Abstract]
Impact on net assets of indemnity settlement with BP Exploration and Production, Inc.	$ 0	$ 0	$ (82.5)
Tax benefit of stock compensation plan transactions	9.5	11.5	4.9
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	13.8	10.1	(5.2)
Actuarial gain (loss), net, related to defined benefit pension and postretirement benefit plans	$ 13.6	$ (33.3)	$ (7.7)